Risk and Capital Management - Summary of Funding from Clients (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 463,424	R$ 402,938	R$ 329,414
Subordinated debt	35,205
Total	R$ 253,000
Percentage of funding from clients	100.00%	100.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 463,424	R$ 402,938
Demand deposits	72,581	68,973
Savings deposits	136,865	119,980
Time deposits	251,300	211,800
Other	2,678	2,185
Funds from acceptances and issuance of securities	111,566	107,581
Funds from own issue	21,417	58,837
Subordinated debt	49,313	52,696
Total	645,720	622,052
0-30 days [Member] | ITAU UNIBANCO HOLDING [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	248,913	216,842
Demand deposits	72,581	68,973
Savings deposits	136,865	119,980
Time deposits	37,784	27,798
Other	1,683	91
Funds from acceptances and issuance of securities	2,285	6,820
Funds from own issue	1,831	2,570
Subordinated debt	2	1,315
Total	253,031	227,547
Demand deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 72,581	R$ 68,973
Percentage of funding from clients	11.20%	11.10%
Savings deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	21.20%	19.30%
Time deposits [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 251,300	R$ 211,800
Percentage of funding from clients	38.90%	34.00%
Other [Member]
Disclosure of Sources of Funding [Line Items]
Deposits	R$ 3	R$ 3
Percentage of funding from clients	0.40%	0.40%
Security Deposits [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	17.30%	17.30%
Issued debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	3.30%	9.50%
Subordinated debt [Member]
Disclosure of Sources of Funding [Line Items]
Percentage of funding from clients	7.60%	8.50%